Calvert

Investments  that  make  a  difference

June  30,  2001
Semi-Annual  Report
Calvert  Municipal  Fund,  Inc.

Contents

President's  Letter
1

Portfolio
Manager  Remarks
2

Statements  of
Net  Assets
5

Statements  of  Operations
11

Statements  of  Changes  in  Net  Assets
12

Notes  to
Financial  Statements
14

Financial  Highlights
18

Dear  Shareholders:


On June 27, 2001, the Federal Open Market Committee cut short-term interest rates for the sixth time this year in its latest effort to jump-start an ailing U.S. economy. Over a period of roughly seven months, the Fed has reduced interest rates 2.75%, however we have seen few signs of a turnaround. The stock markets in April and May were hoping for improvements in the second half of the year. Now, there's talk of recovery late in the fourth quarter.
There are contrary forces at play in the marketplace. Despite a bounceback in old-economy company's stock prices and robust consumer spending, the downturn suffered in the telecom, media, and technology sectors continues - and sluggish, even negative growth is a real possibility. Fed Chairman Alan Greenspan and his colleagues appear optimistic, but an increasing number of U.S. businesses, forced to make spending cuts and staff reductions, do not appear to share the same confidence. Economic data also indicate that industrial output has fallen for eight successive months, and both inflation and consumer prices are on the rise.
For today's investor, changeable forecasts call for sober appraisal, not panic. And picking the right path through the ups and downs of today's bond and equity markets requires professional expertise. Always consider the benefits of portfolio diversification. As unsettling as turbulent markets can be, those who follow fundamental investing principles and diversify their portfolios across a range of asset classes should profit in the long term. We encourage you to work with your financial advisor and to make decisions based on your financial situation and personal tolerance for risk.
We appreciate your investment in Calvert funds and look forward to working with you to help you reach your financial goals.


Sincerely,



Barbara  J.  Krumsiek
President  and  CEO
July  31,  2001

Reno  Martini  is  the  Chief  Investment  Officer  of  CAMCO.

National Intermediate seeks to earn the highest level of interest income exempt from federal income taxes, and California Intermediate seeks to earn the highest level of interest income exempt from federal and California state income taxes, as is consistent with prudent investment management, preservation of capital, and the quality and maturity objectives of each Fund.

Fund
Information

asset  allocation
intermediate
tax-exempt  bonds

NASDAQ  symbol
National       CINMX
California     CCIMX

CUSIP  number
National       131616-20-3
California     131616-10-4


Calvert  Municipal
intermediate  Funds

National  Intermediate

How would you characterize the investment climate over the past six months? The municipal bond market had a challenging first half of 2001. Despite the Federal Reserve lowering interest rates, intermediate- and long-term municipal bond rates in general rose slightly in the first two quarters. After rates dropped in January, supply fears and certain economic indicators showed that there was still some strength left in the economy, caused the municipal market to give back some gains after last year's rally. Municipal rates have ranged from 4.25% to 4.45% in the 10-year area, and from 5.10% to 5.25% in the longer maturities.

What  was  your  strategy  during  this  period?
Our belief was that interest rates were going to continue to fall as the economy slowed and the Fed continued to ease. We therefore lengthened our duration in anticipation of rates decreasing. We also purchased various bonds that appreciate in this type of environment and continued to purchase high quality, insured bonds as we enter an economic slowdown.

How  did  the  Fund  perform?
The Fund slightly underperformed the Lipper Intermediate category average posting a 2.45% return for the six months ended June 30, 2001, versus 2.83% for the Lipper Intermediate Municipal Debt Funds Average. We were also slightly behind the Lehman 10-year Municipal Index of 2.77%.

What  is  your  Outlook?
The U.S. economy continues to face challenges. We continue to believe that the economy will slow down in the second half of the year and the Fed will have at least one more rate cut. Investors must keep an eye out for risk as the economy continues to slump. We continue to believe that a high quality, conservative stance will benefit our Portfolios.
Our strategy will be to continue with our current Portfolio structure and we believe that by year end we will provide attractive returns to our shareholders. California Intermediate
How  would  you  characterize  the  investment climate over the past six months?
The shimmer in the Golden State started to tarnish in large part due to the steep declines in the technology industry. At this time last year we were moving toward extending the duration on the Fund as we intended to capture some of the money that would be coming into municipals from the equity market. The effects of the economic slow down extended over into the California municipal market, as the spread on California securities started to move back toward their historical levels. The apparent decline in the wealth effect in California not only drove investors out of the equity market, but also significantly reduced the demand for municipal securities.

How  did  the  Fund  perform?
For the six months ended June 30, 2001, the Fund returned 1.38%, which was 1.00% less than the Lipper California Intermediate Municipal Debt Funds Average of 2.38%.

What  was  your  strategy  during  this  period?
We were able to extend the duration early in the year. But it proved to be a horrendous time to extend as short duration securities and funds tended to outperform. This caused the Fund to lag other funds in its peer group for most the first half of the years. Late in the first quarter, we shortened our duration slightly to capture the performance of the short part of the yield curve. There were signs that we were making up some ground, as in the latter months of the second quarter.
What  is  your  Outlook?
We anticipate that there will be a summer rally in municipal bonds. As we shortened the duration of the Fund in the late first and second quarters, we should be well positioned to participate in the rally, if it indeed materializes. Given our duration and performance at the close of the second quarter we should be well positioned for the early stages of the third quarter. There may be opportunities to make small sector bets, and these would enhance the return during the second half of the year. We will evaluate the performance and rebalance as necessary. There appears to be strong retail appetite for municipals right now.
July  31,  2001
Please remember, this discussion reflects the views and opinions of Calvert Asset Management Company at June 30, 2001, the end of the reporting period. Our strategy and the Fund's portfolio composition may differ due to ever-changing market and economic conditions. While historical performance is no guarantee of future results, it may give you a better and more thorough understanding of our investment decisions and management philosophy.

Portfolio
statistics

weighted
average  maturity
National
6.30.01     10  years
12.31.00     9  years

California
6.30.01      9  years
12.31.00     9  years




effective  duration
National
6.30.01      6.53  years
12.31.00     6.76  years

California
6.30.01      5.74  years
12.31.00     6.98  years




monthly
dividend  yield
National
6.30.01      3.55%
12.31.00     3.69%

California
6.30.01      3.62%
12.31.00     3.60%




30  day  SEC  yield
National
6.30.01      3.81%
12.31.00     4.11%

California
6.30.01      3.45%
12.31.00     3.54%
comparative  Investment  Performance  (as  of  6.30.01)


           National        Lipper      California        Lipper         Lehman
           Municipal    Intermediate    Municipal    CA Intermediate    Muni. 10
          Intermediate   Muni. Debt   Intermediate     Muni. Debt      Year Bond
              Fund       Funds Avg.       Fund         Funds Avg.      Index  TR
6  month      2.60%        2.83%          1.38%           2.38%          2.77%
1  year       8.67%        8.48%          7.17%           7.81%          9.49%
5  year*      5.41%        5.30%          5.10%           5.41%          6.58%
10  year*     N/A           N/A            N/A             N/A            N/A

Investment performance does not reflect the deduction of any front-end sales charge.
TR  represents  total  return.  Source:  Lipper  Analytical  Services,  Inc.
*  Average  annual  return

Portfolio
statistics

National
average  annual
total  return

as  of  6.30.01
1  year       5.68%
5  year       4.83%
inception     5.34%
(9.30.92)

California
average  annual
total  return

as  of  6.30.01
1  year       4.23%
5  year       4.51%
inception     5.01%
(5.29.92)


Growth  of  a  hypothetical  $10,000  investment

[INSERT  LINE  GRAPHS  HERE]

Total returns assume reinvestment of dividends and reflect the deduction of Portfolio's maximum front-end sales charge of 2.75%. No sales charge has been applied to the indices used for comparison. Past performance is no guarantee of future returns. Source: Lipper Analytical Services, Inc.

NATIONAL  PORTFOLIO
STATEMENT  OF  NET  ASSETS
June  30,  2001

                                                       Principal
Municipal Obligations - 99.2%                            Amount         Value
Alaska  -  2.8%
State Industrial Development & Export Authority
  Revenue Bonds, 5.70%, 4/1/11, MBIA Insured          $2,000,000      $2,121,900

Arizona  -  2.3%
Greene County Sales and Use Revenue Bonds,
  4.75%,6/1/11, FGIC Insured                             890,000         920,589
Maricopa County Community College District
  Revenue Bonds, 3.25%, 7/1/14                         1,000,000         843,370

California  -  6.0%
Regents of the University of California Lease
  Revenue Bonds, 6.00%, 5/15/02                          193,187         197,646
Santa Clara Financing Authority Lease Revenue Bonds,
  6.00%, 11/15/12, AMBAC Insured                       2,000,000       2,291,640
State Department of Veterans Affairs Home Purchase
  Revenue Bonds:
   4.70%,  12/1/09                                     1,000,000       1,006,190
   4.85%,  12/1/09                                     1,000,000       1,003,770

Colorado  -  9.1%
Denver City & County Airport Revenue Bonds:
  6.00%,  11/15/12,  AMBAC  Insured                    3,000,000       3,290,460
  7.25%,  11/15/12                                     3,385,000       3,599,338

Florida  -  1.9%
Dade County Education Facilities Authority Revenue Bonds,
  6.00%,  4/1/08,  MBIA  Insured                       1,000,000       1,106,700
Florida Housing Finance Agency, 5.75%, 12/1/07,
  LOC:  Heller  Financial                                300,000         304,851

Georgia  -  5.3%
George L Smith II Congress Center Authority Revenue
  Bonds, 6.00%, 7/1/09                                 2,000,000       2,205,440
Georgia  GO  Bonds,  5.25%,  10/1/14                   1,200,000       1,270,560
State Municipal Gas Authority Revenue Bonds VRDN,
  2.95%, 1/1/08, LOC: Bank of America, Bayer
   Landesbank, Morgan Guaranty Trust, & Wachovia
  Bank & Trust                                           550,000         550,000

Illinois  -  2.1%
State Development Authority Revenue Bonds,
  6.25%, 11/15/13                                      1,500,000       1,599,930

Louisiana  -  0.4%
Public Facility Authority Student Loan Revenue Bonds,
  6.50%,  3/1/02                                         330,000         336,590

                                                        Principal
Municipal Obligations - Cont'd                           Amount         Value
Maryland  -  4.4%
Cambridge Economic Development Authority Revenue
  Bonds, 7.25%, 4/1/04                                  $925,000        $936,988
Cecil County Health Department COPs, 7.875%, 7/1/14    1,506,000       1,540,036
State Community Development Revenue Bonds,
  5.05%,  4/1/08                                         300,000         315,855
State Economic Development Authority Revenue Bonds,
  8.625%,  10/1/19                                       500,000         507,645

Massachusetts  -  3.4%
State Educational Financing Authority Revenue Bonds,
  4.875%,  1/1/11,  AMBAC  Insured                     1,500,000       1,501,620
State  SO  Revenue  Bonds,  5.50%,  6/1/13             1,000,000       1,084,720

Michigan  -  7.6%
Detroit Water Supply Revenue Bonds, 6.00%, 7/1/14,
  MBIA Insured                                         1,000,000       1,124,390
Higher Education Facilities Authority Revenue Bonds:
  6.00%,  11/1/03                                      1,205,000       1,244,199
  7.00%,  11/1/05                                        610,000         676,502
Oakland County Economic Development Corp. LO
  Revenue Bonds, 6.375%, 11/1/14                         500,000         546,715
State Hospital Finance Authority Revenue Bonds,
  5.375%,  8/15/14                                     2,000,000       2,114,920

Missouri  -  0.9%
St. Louis IDA Revenue Bonds VRDN, 3.65%, 1/1/21,
  LOC: Banca Naz Del Lavoro                              575,000         575,000
State Development Finance Board Revenue Bonds
  VRDN, 2.95%, 9/1/08, LOC: Morgan Guaranty              100,000         100,000

New  Jersey  -  6.1%
State Turnpike Authority Revenue Bonds, 6.00%,
  1/1/13, MBIA Insured                                 2,000,000       2,263,280
Transportation Authority Revenue Bonds, 6.50%,
  6/15/11, MBIA Insured                                2,000,000       2,344,560

New  York  -  5.5%
Long Island Power Authority Electric System Revenue
  Bonds, 5.50%, 12/1/13, FSA Insured                   1,000,000       1,089,350
State Local Government Assistance Corp. Revenue
  Bonds, 6.00%,  4/1/14                                1,000,000       1,133,880
State  Revenue  Bonds,  5.35%,  8/1/12                 1,525,000       1,619,520
State  Revenue  Bonds  VRDN,  3.15%,  8/1/20,
  LOC:  Morgan  Guaranty  Trust                          300,000         300,000

Oklahoma  -  3.9%
State Industries Authority Revenue Bonds, 5.50%,
  8/15/09                                              2,760,000       2,969,318

                                                       Principal
Municipal Obligations - Cont'd                           Amount         Value
Pennsylvania  -  0.3%
Allegheny County Higher Education Building Authority
  Revenue  Bonds,  6.00%,  2/15/08                      $230,000        $240,582

Puerto  Rico  -  12.2%
Puerto Rico Commonwealth Highway and Transportation
  Authority Revenue Bonds:
  5.50%,  7/1/12,  AMBAC  Insured                      2,400,000       2,641,560
  5.50%,  7/1/13,  AMBAC  Insured                      3,000,000       3,287,610
  6.25%,  7/1/13,  MBIA  Insured                       1,000,000       1,168,050
Puerto  Rico  GO  Bonds,  5.50%,  7/1/13               2,000,000       2,170,400

South  Carolina  -  1.3%
State  Economic  Development  Authority  Health
  Facilities  Revenue  Bonds,  6.50%, 10/1/04          1,000,000         994,620

Tennessee  -  3.4%
Knoxville County Health Educational and Housing
  Facilities Revenue, 7.25%, 1/1/09, MBIA Insured      1,250,000       1,477,375
Memphis-Shelby County Airport Authority Revenue
  Bonds, 6.25%,  2/15/09,  MBIA  Insured               1,000,000       1,113,230

Texas  -  8.6%
Bexar County State Revenue Bonds, 5.75%, 8/15/11       2,000,000       2,179,080
Clear Creek Independent School District Revenue
  Bonds, 4.25%,  2/1/14                                1,575,000       1,478,185
Harris County Health Facilities Development
  Authority Revenue VRDN, 3.30%, 2/15/27,
  Unconditional BPA: Bank of America and Morgan
  Guaranty Trust, BPA: Toronto Dominion                1,300,000       1,300,000
North Forest Independent School District, 6.25%,
  8/15/16, ACA  Insured                                1,500,000       1,547,145

Utah  -  1.9%
Sandy City Municipal Building Authority Lease
  Revenue Bonds, 5.25%, 6.15/11, AMBAC Insured         1,360,000       1,431,441

Virginia  -  3.3%
Arlington County GO Bonds, 6.00%, 6/1/11               1,000,000       1,134,370
Sunrise Utility System Revenue Bonds, 5.50%,
  10/1/12, AMBAC Insured                               1,000,000       1,087,480
Westchester County IDA Civic Facility Revenue
  Bonds, 6.25%,  4/1/05                                  280,000         281,442

Washington  -  2.9%
Skagit County Public Hospital District No. 1
  Revenue Bonds, 5.00%, 12/1/07, FSA Insured           1,050,000       1,122,471
Snohomish County Washington School District 2 GO
  Bonds, 5.00%, 12/1/07                                1,000,000       1,051,490

                                                       Principal
Municipal Obligations - Cont'd                           Amount         Value
West  Virginia  -  3.6%
State Economic Development Authority Commercial
  Development Revenue Bonds, 8.00%, 4/1/25            $1,000,000      $1,001,020
State Housing Development Fund Revenue Bonds,
  4.95%, 11/1/13                                       1,745,000       1,721,442


     TOTAL INVESTMENTS (Cost $72,869,462) - 99.2%                     75,066,465
     Other  assets  and liabilities, net - 0.8%                          596,934
     Net  Assets  -  100%                                            $75,663,399


Net  Assets  Consist  Of:
Paid-in capital applicable to 7,087,940 outstanding
  Class A shares of common stock, $0.01 par value with
  250,000,000 Class A shares authorized                              $73,990,762
Undistributed  net  investment  income                                    28,596
Accumulated  net  realized  gain  (loss)  on investments               (552,962)
Net unrealized appreciation (depreciation) on investments              2,197,003

               Net  Assets                                           $75,663,399

               Net  Asset  Value  Per  Share                              $10.67


See  notes  to  financial  statements.

CALIFORNIA  PORTFOLIO
STATEMENT  OF  NET  ASSETS
June  30,  2001

                                                       Principal
Municipal Obligations - 97.7%                            Amount         Value
California  -  80.9%
Anaheim Public Financing Authority Lease Revenue
  Bonds, 6.00%, 9/1/14, FSA Insured                   $1,000,000      $1,139,210
Avalon Community Improvement Agency Tax Allocation
  Revenue VRDN, 4.20%, 8/1/24, LOC: Union Bank, CA       500,000         500,000
Foothill Eastern Corridor Toll Road Revenue Bonds,
  5.00%,  1/15/16,  MBIA  Insured                      1,000,000       1,005,680
Los  Angeles  MFH  Revenue  VRDN:
  6.10%,  12/1/05,  LOC:  Westdeutsche  Landes           750,000         750,000
  5.85%, 12/1/27                                       1,000,000       1,037,820
Los Angeles School District
GO VRDN, 6.00%, 7/1/11, FGIC Insured                   2,360,000       2,683,438
Orange County Local Transportation Authority Sales
  Tax Revenue Bonds, 6.00%, 2/15/09                    1,000,000       1,124,720
Port of Oakland Revenue Bonds, Series D, 7.00%,
  11/1/02, MBIA Insured                                1,000,000       1,053,710
Sacramento  COPs: 6.75%,  3/1/02                         145,635         147,853
  6.50%,  1/1/04                                         628,186         642,144
Sacramento City Financing Authority Revenue Bonds,
Series  B, 5.00%, 11/1/14                              1,000,000       1,026,420
San Jose Redevelopment Agency Allocation Bonds,
  6.00%,  8/1/09, MBIA  Insured                        1,000,000       1,132,580
Santa Clara Financing Authority Lease Revenue Bonds,
  6.00%,  11/15/12,  AMBAC  Insured                    2,000,000       2,291,640
Southern California Public Power Authority Revenue
  Bonds, 6.75%, 7/1/13, FSA Insured                    1,800,000       2,166,912
Southern California Rapid Transit District
  Special Assessment Bonds, 5.90%, 9/1/07, AMBAC
  Insured                                              1,000,000       1,119,060
State Department of Veteran Affairs Revenue Bonds,
  4.75%,  12/1/10                                      1,000,000       1,002,980
State Department of Water Resources Revenue Bonds,
  6.00%, 12/1/10                                       1,000,000       1,139,670
State Public Works
Lease Revenue Bonds, 5.625%, 3/1/16, AMBAC Insured     1,000,000       1,051,800
Walnut Valley Unified School District GO Bonds,
  6.10%, 8/1/08, AMBAC Insured                         1,000,000       1,140,380

                                                       Principal
Municipal Obligations - Cont'd                           Amount         Value
Other  -  16.8%
Guam Government LO Highway Revenue Bonds, 4.50%,
  5/1/12                                              $1,000,000      $1,004,690
Guam Government LO Revenue Bonds, 5.50%, 11/1/08,
  AMBAC  Insured                                       1,000,000       1,094,530
Pitney  Bowes Corporation Lease Tops Trust
  Certificates VRDN, 3.76%, 10/10/01, BPA: Pitney
  Bowes Credit                                           884,138         884,138
Puerto Rico Commonwealth Highway and Transportation
  Revenue Bonds, 5.50%, 7/1/13, AMBAC Insured          1,465,000       1,605,450


     TOTAL INVESTMENTS (Cost $25,605,610) - 97.7%                     26,744,825
     Other  assets  and  liabilities,  net  -  2.3%                      631,852
     Net  Assets  -  100%                                            $27,376,677

Net  Assets  Consist  Of:
Paid-in capital applicable to 2,578,991 outstanding Class A
  shares of common stock, $0.01 par value with 250,000,000
  Class A shares authorized                                          $26,766,148
Undistributed net investment income                                       20,791
Accumulated net realized gain (loss) on investments                    (549,477)
Net unrealized appreciation (depreciation) on investments              1,139,215

               Net  Assets                                           $27,376,677

               Net  Asset  Value  Per  Share                              $10.62


Abbreviations:
COPs  :  Certificates  of  Participation               LO:  Limited  Obligation
FGIC:  Financial  Guaranty  Insurance  Company          MBIA:  Municipal  Bond
Insurance  Association
FSA:  Financial  Security  Advisor               MFH:  Multi-Family  Housing
GO:  General  Obligation                    SO:  Special  Obligation
IDA:  Industrial Development Authority          VRDN: Variable Rate Demand Notes

Explanation  of  Guarantees:
BPA:  Bond-Purchase  Agreement               LOC:  Letter  of  Credit

See  notes  to  financial  statements.

Statements  of  Operations
Six  Months  Ended  June  31,  2001

                                                         National     California
Net Investment Income                                    Portfolio    Portfolio
Investment  Income:
     Interest  income                                   $1,884,252      $656,146

Expenses:
     Investment  advisory  fee                             220,331        82,058
     Transfer  agency  fees  and  expenses                  30,958         9,789
     Accounting  fees                                       11,696         7,026
     Directors'  fees  and  expenses                         3,271         1,164
     Administrative  fees                                   33,784        10,193
     Custodian  fees                                        11,000         6,007
     Registration  fees                                     12,206         2,035
     Reports  to  shareholders                               6,255         4,724
     Professional  fees                                      7,383         4,682
     Miscellaneous                                           2,158         1,249
               Total  expenses                             339,042       128,927
               Fees  paid  indirectly                      (10,088)      (5,532)
                    Net  expenses                          328,954       123,395

               Net  Investment  Income                   1,555,298       532,751

Realized  and  Unrealized
Gain  (Loss)  on  Investments
Net realized gain (loss) on investments                    352,067        68,751
Change in unrealized appreciation or (depreciation)       (155,213)    (233,065)

       Net  Realized  and  Unrealized
       Gain  (Loss)  on  Investments                       196,854     (164,314)

       Increase  (Decrease)  in  Net  Assets
       Resulting  from  Operations                      $1,752,152      $368,437



National  Portfolio
Statements  of  Changes  in  Net  Assets

                                            Six Months Ended        Year Ended
                                                June 30,            December 31,
Increase (Decrease) in Net Assets                 2001                  2000
Operations:
     Net  investment  income                   $1,555,298             $2,824,634
     Net  realized  gain  (loss)                  352,067                (7,550)
     Change in unrealized appreciation or
     (depreciation)                              (155,213)             3,288,549

        Increase  (Decrease)  in  Net  Assets
        Resulting  from  Operations             1,752,152              6,105,633

Distributions  to  shareholders  from:
     Net  investment  income                   (1,548,277)           (2,802,608)

Capital  share  transactions:
     Shares  sold                               6,847,196              8,424,088
     Shares  issued  from  mergers  (Note  A)        -                20,731,495
     Reinvestment  of  distributions            1,319,614              2,349,536
     Shares  redeemed                          (4,811,359)          (20,797,200)
        Total capital share transactions        3,355,451             10,707,919

Total Increase (Decrease) in Net Assets         3,559,326             14,010,944

Net  Assets
Beginning  of  period                          72,104,073             58,093,129
End of period (including undistributed net
  investment income of $28,596 and $21,575,
  respectively)                                75,663,399            $72,104,073

Capital  Share  Activity
Shares  sold                                      639,014                817,260
Shares  issued  from  mergers  (Note  A)             -                 2,016,597
Reinvestment  of  distributions                   123,701                229,389
Shares  redeemed                                 (448,858)           (2,027,710)
     Total  capital  share  activity              313,857              1,035,536

California  Portfolio
Statements  of  Changes  in  Net  Assets

                                            Six Months Ended        Year Ended
                                                June 30,            December 31,
Increase (Decrease) in Net Assets                 2001                  2000
Operations:
     Net  investment  income                     $532,751            $1,212,223
     Net  realized  gain  (loss)                   68,751                 2,674
     Change in unrealized appreciation or
  (depreciation)                                 (233,065)            1,510,622

         Increase  (Decrease)  in  Net  Assets
         Resulting  from  Operations              368,437              2,725,519

Distributions  to  shareholders  from:
     Net  investment  income                     (533,227)           (1,207,278)

Capital  share  transactions:
     Shares  sold                               1,134,715              1,669,996
     Reinvestment  of  distributions              424,568                894,138
     Shares  redeemed                          (1,610,190)           (6,875,025)
        Total capital share transactions          (50,907)           (4,310,891)

Total Increase (Decrease) in Net Assets          (215,697)           (2,792,650)

Net  Assets
Beginning  of  period                          27,592,374             30,385,024
End of period (including undistributed net
  investment income of $20,791 and $21,267,
  respectively)                               $27,376,677            $27,592,374

Capital  Share  Activity
Shares  sold                                      105,623                161,171
Reinvestment  of  distributions                    39,887                 86,662
Shares  redeemed                                 (150,595)             (662,284)
     Total  capital  share  activity               (5,085)             (414,451)


See  notes  to  financial  statements.

Notes  To  Financial  Statements

Note  A  -  Significant  Accounting  Policies
General: The Calvert Municipal Fund, Inc. is comprised of two Municipal Intermediate Portfolios: National and California. Each of the Portfolios, collectively the "Fund," are registered under the Investment Company Act of 1940 as open-end management investment companies. The operations of each Portfolio are accounted for separately. Shares of each Portfolio are sold with a maximum front-end sales charge of 2.75%.
On June 16, 2000, the net assets of the Calvert Municipal Fund's Maryland and Virginia Intermediate Portfolios merged into Calvert Municipal Fund National Intermediate Portfolio. The acquisition was accomplished by a tax-free exchange of 2,016,597 shares of the National Portfolio (valued at $20,731,495) for 1,752,889 shares of Maryland Portfolio and 2,447,875 shares of Virginia Portfolio outstanding at June 16, 2000. The Maryland Portfolio's net assets at that date, including $5,085 of net unrealized depreciation and $190,877 of net realized loss were combined with those of National Portfolio. The Virginia Portfolio's net assets at that date, including $129,104 of net unrealized depreciation and $115,306 of net realized loss were combined with those of National Portfolio. The aggregate net assets of the National Portfolio, Maryland Portfolio and Virginia Portfolio immediately before the acquisition were $51,962,950, $8,596,121 and $12,135,374, respectively.
Security Valuation: Municipal securities are valued utilizing the average of bid prices or at bid prices based on a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Securities (including options) listed or traded on a national securities exchange are valued at the last reported sale price. Other securities and assets for which market quotations are not available or deemed inappropriate are valued in good faith under the direction of the Board of Directors.
Options: The Fund may write or purchase options. The option premium is the basis for recognition of unrealized or realized gain or loss on the option. The cost of securities acquired or the proceeds from securities sold through the exercise of the option is adjusted by the amount of the premium. Risks from writing or purchasing option securities arise from possible illiquidity of the options market and the movement in the value of the investment or in interest rates. The risk associated with purchasing options is limited to the premium originally paid.
Futures Contracts: The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. The Fund maintains securities with a value equal to its obligation under each contract. Initial margin deposits of either cash or securities are made upon entering into futures contracts; thereafter, variation margin payments are made or received daily reflecting the change in market value. Unrealized or realized gains and losses are recognized based on the change in market value. Risks of futures contracts arise from the possible illiquidity of the futures markets and the movement in the value of the investment or in interest rates.
Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis.
Interest income, accretion of discount and amortization of premium are recorded on an accrual basis.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Fund's cash on deposit with the bank. Such a deposit arrangement is an alternative to overnight investments.
Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Other: In November 2000, the American Institute of Certified Public Accountants ("AICPA") issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for financial statements issued for fiscal years beginning after December 15, 2000. Management of the Fund has determined that the adoption of the Guide has no significant effect on the Fund's financial statements.
Note  B  -  Related  Party  Transactions
Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly-owned by Ameritas Acacia Mutual Holding Company (collectively, "Ameritas Acacia"). The Advisor provides investment advisory services and pays the salaries and fees of officers and affiliated Directors of the Fund. For its services, the Advisor receives a monthly fee based on the following annual rates of average daily net assets of each Portfolio: .60% on the first $500 million, .50% on the next $500 million and .40% on the excess of $1 billion. Under the terms of the agreement, $50,121 and $19,327 were payable at period end for the National and California Portfolios, respectively.
Calvert Administrative Services Company, an affiliate of the Advisor, provides administrative services to the Fund for an annual fee, payable monthly, of .10% of the average daily net assets of each Portfolio. Under terms of the agreement, $5,690, and $1,597 were payable at period end for the National and California Portfolios, respectively.
Calvert Distributors, Inc. ("CDI"), an affiliate of the Advisor, is the distributor and principal underwriter for the Fund. Distribution Plans, adopted by the Fund, allow the Fund to pay the distributor for expenses and services associated with distribution of shares. The expenses paid may not exceed an annual rate of average daily net assets of .25% for each Portfolio. The Distributor currently does not charge any Distribution Plan expenses. For the period ended June 30, 2001, CDI paid $11,533 in addition to the commissions charged on the sales of the National Portfolio and received$4,196 as its portion of commissions charged on sales of the California Portfolio.
Calvert Shareholder Services, Inc. ("CSSI"), an affiliate of the Advisor, is the shareholder servicing agent for the Fund. For its services, CSSI received fees of $3,577 and $1,307 for the period ended June 30, 2001 for the National and California Portfolios, respectively. Under the terms of the agreement, $625, and $204 were payable at period end for the National and California Portfolios, respectively. National Financial Data Services, Inc. is the transfer and dividend disbursing agent.
Each Director who is not affiliated with the Advisor receives an annual fee of $20,500 plus up to $1,500 for each Board and Committee meeting attended. Director's fees are allocated to each of the funds served.
Note  C  -  Investment  Activity
During the period, purchases and sales of investments, other than short-term securities, were:

                                 National      California
Purchases                      $15,873,810     $1,003,350
Sales                           15,748,098      2,933,032

The cost of investments owned at June 30, 2001 was substantially the same for federal income tax and financial reporting purposes for each Portfolio. The table below presents the components of net unrealized appreciation (depreciation) as of June 30, 2001, and the net capital loss carryforwards as of June 30, 2001 with expiration dates.

         Net Unrealized
          Appreciation    Unrealized    Unrealized    Capital Loss    Expiration
         (Depreciation)  Appreciation (Depreciation)  Carryforwards     Dates
National    $2,197,003     $2,233,353      ($36,350)       $186,837     12/31/01
                                                             10,106     12/31/02
                                                             26,798     12/31/06
                                                            677,113     12/31/07
                                                              4,175     12/31/08
California   1,139,215      1,139,215          -            136,098     12/31/02
                                                            438,572     12/31/03
                                                             43,558     12/31/08


Capital loss carryfowards may be utilized to offset current and future capital gains until expiration.

Portfolios may sell or purchase securities from other Portfolios managed by the Advisor, primarily as a cash management practice. All transactions are executed at independently derived prices pursuant to Rule 17a-7 under the Investment Company Act of 1940.

Note  D  -  Line  of  Credit
A financing agreement is in place with all Calvert Group Funds (except for the Calvert Social Investment Fund Enhanced Equity Portfolio and CVS Ameritas Index 500 Portfolio) and State Street Bank and Trust Company ("the Bank"). Under the agreement, the Bank is providing an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), to be accessed by the Funds for temporary or emergency purposes only. Borrowings under this facility bear interest at the overnight Federal
Funds Rate plus .50% per annum. A commitment fee of .10% per annum will be incurred on the unused portion of the committed facility which will be allocated to all participating funds. The Fund had no loans outstanding pursuant to this
line  of  credit  at          June  30,  2001.

National  Portfolio
Financial  Highlights

                                                 Periods Ended
                                    June 30,      December 31,      December 31,
                                      2001            2000              1999
Net  asset  value,  beginning         $10.64            $10.12            $10.82
Income  from  investment  operations
     Net  investment  income             .22               .46               .43
     Net realized and unrealized gain
      (loss)                             .03               .52             (.64)
        Total from investment
         operations                      .25               .98             (.21)
Distributions  from
     Net  investment  income            (.22)             (.46)            (.43)
     Net  realized  gains                -                 -               (.06)
          Total  distributions          (.22)             (.46)            (.49)
Total increase (decrease) in net
  asset value                            .03               .52             (.70)
Net  asset  value,  ending            $10.67            $10.64           $10.12

Total  return  *                        2.45%             9.91%          (2.01%)
Ratios  to  average  net  assets:
     Net  investment  income            4.24%  (a)        4.47%            4.12%
     Total  expenses                     .92%  (a)         .95%             .93%
     Expenses  before  offsets           .92%  (a)         .95%             .93%
     Net  expenses                       .90%  (a)         .89%             .90%
Portfolio  turnover                       22%               32%              38%
Net assets, ending (in  thousands)     $75,663           $72,104         $58,093


                                                Years Ended
                                December 31,      December 31,      December 31,
                                    1998              1997              1996
Net  asset  value,  beginning         $10.79            $10.56            $10.62
Income from investment operations
     Net  investment  income             .45               .50               .50
     Net realized and unrealized
  gain (loss)                            .13               .23             (.06)
     Total from investment operations    .58               .73               .44
Distributions  from
     Net  investment  income            (.46)             (.50)            (.50)
     Net  realized  gains               (.09)               -                -
          Total  distributions          (.55)             (.50)            (.50)
Total increase (decrease) in net
  asset value                            .03               .23             (.06)
Net  asset  value,  ending            $10.82            $10.79           $10.56

Total  return  *                        5.46%             7.11%            4.32%
Ratios  to  average  net  assets:
     Net  investment  income            4.17%             4.71%            4.83%
     Total  expenses                     .97%              .97%            1.04%
     Expenses  before  offsets           .97%              .97%            1.04%
     Net  expenses                       .94%              .94%            1.01%
Portfolio  turnover                       44%               29%              23%
Net assets, ending (in thousands)      $71,065           $48,933         $45,612

California  Portfolio
Financial  Highlights

                                                 Periods Ended
                                    June 30,      December 31,      December 31,
                                      2001            2000              1999
Net  asset  value,  beginning         $10.68            $10.13            $10.74
Income from investment operations
     Net  investment  income             .21               .43               .43
     Net realized and unrealized
      gain (loss)                       (.06)              .55             (.61)
        Total from investment
         operations                      .15               .98             (.18)
Distributions  from
     Net  investment  income            (.21)             (.43)            (.43)
Total increase (decrease) in net
  asset value                           (.06)              .55             (.61)
Net  asset  value,  ending            $10.62            $10.68            $10.13

Total  return  *                        1.38%             9.88%          (1.73%)
Ratios  to  average  net  assets:
     Net  investment  income            3.90%  (a)        4.14%            4.07%
     Total  expenses                     .94%  (a)         .92%             .91%
     Expenses  before  offsets           .94%  (a)         .92%             .91%
     Net  expenses                       .90%  (a)         .87%             .89%
Portfolio  turnover                        4%                4%              11%
Net assets, ending (in thousands)     $27,377           $27,592          $30,385


                                                  Years Ended
                                December 31,      December 31,      December 31,
                                    1998              1997              1996
Net  asset  value,  beginning         $10.63            $10.44            $10.51
Income  from  investment  operations
     Net  investment  income             .45               .49               .48
     Net realized and unrealized
      gain (loss)                        .12               .18             (.07)
        Total from investment
         operations                      .57               .67               .41
Distributions  from
     Net  investment  income            (.46)             (.48)            (.48)
Total increase (decrease) in net
  asset value                            .11               .19             (.07)
Net  asset  value,  ending            $10.74            $10.63            $10.44

Total  return  *                        5.51%             6.61%            4.04%
Ratios  to  average  net  assets:
     Net  investment  income            4.23%             4.64%            4.59%
     Total  expenses                     .90%              .91%             .97%
     Expenses  before  offsets           .90%              .91%             .97%
     Net  expenses                       .88%              .88%             .94%
Portfolio  turnover                       12%               48%              25%
Net assets, ending (in thousands)     $36,963           $35,085          $35,693

(a)     Annualized

*     Total  return  does  not  reflect  deduction  of  front-end  sales charge.

Calvert
Municipal
Fund,  Inc.









This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.




















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CalverT's
Family  of  Funds

Tax-Exempt  Money  Market  Funds
CTFR  Money  Market  Portfolio
CTFR  California  Money  Market  Portfolio

Taxable  Money  Market  Funds
First  Government  Money  Market  Fund
CSIF  Money  Market  Portfolio

Balanced  Fund
CSIF  Balanced  Portfolio

Municipal  Funds
CTFR  Limited-Term  Portfolio
CTFR  Long-Term  Portfolio
CTFR  Vermont  Municipal  Portfolio
National  Muni.  Intermediate  Portfolio
California  Muni.  Intermediate  Portfolio

Taxable  Bond  Funds
CSIF  Bond  Portfolio
Income  Fund

Equity  Funds
CSIF  Enhanced  Equity  Portfolio
CSIF  Technology  Portfolio
CSIF  Equity  Portfolio
Calvert  Large  Cap  Growth  Fund
Calvert  Social  Index  Fund
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CWV  International  Equity  Fund
New  Vision  Small  Cap  Fund
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